Stock Incentive Plans (Details Narrative) (10-Q) - USD ($)			3 Months Ended	12 Months Ended
	Jan. 02, 2017	Jan. 02, 2016	Mar. 31, 2017	Dec. 31, 2016	Feb. 28, 2017	Dec. 31, 2015
Options to purchase, shares		152,000	80,000	80,000
Options to purchase exercise price, per share		$ 0.26		$ 0.26
Stock option outstanding exercise price			$ 0.28	$ 0.15
Stock option unrecognized compensation expense			$ 51,901
Stcok option expenses			44,240
Stock option outstanding, intrinsic value			$ 99,300	$ 7,000
Stock option exercisable, intrinsic value				$ 140,000
Option outstanding			2,334,000	1,688,106
Weighted-average exercisable remaining contractual			5 years 29 days
Employee Stock Option [Member]
Option outstanding			1,018,000
Director And Officers [Member]
Options to purchase, shares	486,000
Options to purchase exercise price, per share	$ 0.17
Stock option weighted average period term	5 years
key Employees [Member]
Options to purchase, shares	160,000
Options to purchase exercise price, per share					$ 0.18
Stock option weighted average period term	5 years